Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses
Schedule of Accrued Expenses
	December 31, 2023	December 31, 2024
Accrued payroll expenses	69,715	12,360
Accrued interest expense	12,216	-
Accrued commissions	3,030	28,836
Accrued repair expenses	-	335,000
Accrued liability for emission allowances	-	224,851
Other accrued expenses	74,021	109,540
Total	158,982	710,587